UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.3%)
AUSTRALIA (1.5%)
Health Care (1.5%)
CSL Ltd. (a)	18,500	$2,706,670

BRAZIL (0.5%)
Energy (0.5%)
Ultrapar Participacoes SA, ADR	89,600	983,808

CANADA (3.1%)
Industrials (1.2%)
Ritchie Bros Auctioneers, Inc.	69,000	2,295,138

Materials (1.9%)
Nutrien Ltd.	62,640	3,402,019

		5,697,157

CHINA (3.1%)
Consumer Discretionary (2.1%)
Yum China Holdings, Inc.	104,100	3,755,928

Information Technology (1.0%)
Tencent Holdings Ltd. (a)	39,600	1,802,369

		5,558,297

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	11,200	2,736,958

GERMANY (8.6%)
Financials (1.1%)
Deutsche Boerse AG (a)	14,200	1,871,367

Health Care (4.8%)
Bayer AG (a)	35,326	3,932,741
Fresenius Medical Care AG & Co. KGaA (a)	49,100	4,789,909

		8,722,650

Information Technology (1.1%)
Infineon Technologies AG (a)	77,000	2,039,173

Materials (1.6%)
Linde AG (a)	11,800	2,918,102

		15,551,292

HONG KONG (7.0%)
Financials (3.1%)
AIA Group Ltd. (a)	636,400	5,570,761

Industrials (2.7%)
Jardine Matheson Holdings Ltd. (a)	71,300	4,827,636

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

Real Estate (1.2%)
Swire Pacific Ltd., Class A (a)	201,000	$2,183,012

		12,581,409

INDIA (1.2%)
Financials (1.2%)
HDFC Bank Ltd., ADR	20,600	2,128,804

ISRAEL (2.6%)
Information Technology (2.6%)
Check Point Software Technologies Ltd. (b)	41,500	4,675,805

JAPAN (15.7%)
Consumer Discretionary (1.6%)
Shimano, Inc. (a)	20,100	2,898,584

Consumer Staples (2.6%)
Japan Tobacco, Inc. (a)	163,200	4,644,624

Financials (1.6%)
Japan Exchange Group, Inc. (a)	164,400	2,924,392

Health Care (2.1%)
Sysmex Corp. (a)	39,700	3,764,603

Industrials (1.5%)
FANUC Corp. (a)	14,000	2,822,972

Information Technology (2.1%)
Keyence Corp. (a)	7,200	3,808,571

Materials (2.2%)
Shin-Etsu Chemical Co. Ltd. (a)	39,100	3,955,418

Real Estate (2.0%)
Daito Trust Construction Co. Ltd. (a)	21,600	3,619,458

		28,438,622

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (b)(c)	1,424,182	—

MEXICO (2.9%)
Consumer Staples (2.9%)
Fomento Economico Mexicano SAB de CV, ADR	52,600	5,162,164

PHILIPPINES (1.7%)
Real Estate (1.7%)
Ayala Land, Inc. (a)	3,919,300	3,018,328

SINGAPORE (2.9%)
Financials (1.9%)
Oversea-Chinese Banking Corp. Ltd. (a)	402,429	3,428,361

Telecommunication Services (1.0%)
Singapore Telecommunications Ltd. (a)	798,600	1,884,710

		5,313,071

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	302,800	$2,634,165

SOUTH KOREA (1.5%)
Consumer Staples (1.5%)
Amorepacific Group (a)	30,800	2,639,964

SWEDEN (3.2%)
Industrials (3.2%)
Atlas Copco AB, A Shares (a)	129,500	3,708,415
Epiroc AB, Class A (b)	181,000	2,167,154

		5,875,569

SWITZERLAND (8.3%)
Consumer Staples (2.3%)
Nestle SA (a)	51,900	4,229,505

Health Care (6.0%)
Novartis AG (a)	64,000	5,370,989
Roche Holding AG (a)	22,400	5,502,478

		10,873,467

		15,102,972

TAIWAN (3.3%)
Information Technology (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	747,000	5,972,793

THAILAND (2.4%)
Financials (2.4%)
Kasikornbank PCL (a)	629,900	4,262,884

UNITED KINGDOM (19.5%)
Consumer Staples (3.7%)
British American Tobacco PLC (a)	70,300	3,864,549
Diageo PLC (a)	77,700	2,850,615

		6,715,164

Energy (2.7%)
Royal Dutch Shell PLC, B Shares (a)	138,500	4,851,268

Financials (3.5%)
Prudential PLC (a)	161,600	3,812,715
Standard Chartered PLC (a)	285,100	2,570,842

		6,383,557

Industrials (3.7%)
Experian PLC (a)	153,200	3,761,396
Rolls-Royce Holdings PLC (a)(b)	229,700	2,986,450

		6,747,846

Materials (1.1%)
BHP Billiton PLC (a)	82,900	1,907,837

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

Telecommunication Services (4.8%)
Inmarsat PLC (a)	559,700	$4,181,997
Vodafone Group PLC (a)	1,861,400	4,547,327

		8,729,324

		35,334,996

UNITED STATES (2.3%)
Consumer Discretionary (2.3%)
Samsonite International SA (a)(b)(d)	1,109,400	4,192,809

VENEZUELA (0.0%)
Financials (0.0%)
Banco Venezolano de Credito SA (b)(c)	156	—

Industrials (0.0%)
Cemex Venezuela SACA-I (b)(c)	15,843,815	—

		—

Total Common Stocks		170,568,537

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (c)	49,500,000	—
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (c)	20,000,000	—

		—

Total Government Bonds		—

PREFERRED STOCKS (8.6%)
BRAZIL (2.4%)
Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	538,881	4,354,159

GERMANY (3.4%)
Consumer Staples (3.4%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33% (a)	48,600	6,098,724

SOUTH KOREA (2.8%)
Information Technology (2.8%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	150,900	5,180,419

Total Preferred Stocks		15,633,302

SHORT-TERM INVESTMENT (0.8%)
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (e)	1,420,971	1,420,971

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

Total Short-Term Investment	$1,420,971

Total Investments (Cost $209,606,660)—103.7%	187,622,810

Liabilities in Excess of Other Assets—(3.7)%	(6,772,637)

Net Assets—100.0%	$180,850,173

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2018.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (93.2%)
AUSTRALIA (1.3%)
Health Care (1.3%)
CSL Ltd. (a)	7,000	$1,024,145

BRAZIL (0.5%)
Energy (0.5%)
Ultrapar Participacoes SA, ADR	36,000	395,280

CANADA (3.1%)
Industrials (1.2%)
Ritchie Bros Auctioneers, Inc.	27,000	898,097

Materials (1.9%)
Nutrien Ltd.	27,300	1,482,681

		2,380,778

CHINA (3.0%)
Consumer Discretionary (2.0%)
Yum China Holdings, Inc.	43,300	1,562,264

Information Technology (1.0%)
Tencent Holdings Ltd. (a)	16,500	750,987

		2,313,251

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	4,700	1,148,545

GERMANY (8.5%)
Financials (1.0%)
Deutsche Boerse AG (a)	5,900	777,540

Health Care (4.8%)
Bayer AG (a)	15,434	1,718,223
Fresenius Medical Care AG & Co. KGaA (a)	20,000	1,951,083

		3,669,306

Information Technology (1.1%)
Infineon Technologies AG (a)	32,000	847,448

Materials (1.6%)
Linde AG (a)	4,900	1,211,754

		6,506,048

HONG KONG (7.4%)
Financials (3.0%)
AIA Group Ltd. (a)	264,800	2,317,941

Industrials (3.1%)
Jardine Matheson Holdings Ltd. (a)	35,000	2,369,807

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

Real Estate (1.3%)
Swire Pacific Ltd., Class A (a)	89,500	$972,038

		5,659,786

INDIA (1.2%)
Financials (1.2%)
HDFC Bank Ltd., ADR	8,600	888,724

ISRAEL (2.5%)
Information Technology (2.5%)
Check Point Software Technologies Ltd. (b)	17,200	1,937,924

JAPAN (15.6%)
Consumer Discretionary (1.7%)
Shimano, Inc. (a)	9,100	1,312,294

Consumer Staples (2.5%)
Japan Tobacco, Inc. (a)	67,900	1,932,414

Financials (1.7%)
Japan Exchange Group, Inc. (a)	75,000	1,334,120

Health Care (2.1%)
Sysmex Corp. (a)	16,600	1,574,116

Industrials (1.5%)
FANUC Corp. (a)	5,800	1,169,517

Information Technology (2.0%)
Keyence Corp. (a)	2,900	1,534,008

Materials (2.1%)
Shin-Etsu Chemical Co. Ltd. (a)	16,300	1,648,934

Real Estate (2.0%)
Daito Trust Construction Co. Ltd. (a)	9,000	1,508,108

		12,013,511

MEXICO (2.9%)
Consumer Staples (2.9%)
Fomento Economico Mexicano SAB de CV, ADR	23,000	2,257,220

PHILIPPINES (1.6%)
Real Estate (1.6%)
Ayala Land, Inc. (a)	1,630,100	1,255,371

SINGAPORE (3.0%)
Financials (2.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	174,462	1,486,271

Telecommunication Services (1.0%)
Singapore Telecommunications Ltd. (a)	333,100	786,122

		2,272,393

SOUTH AFRICA (1.4%)
Telecommunication Services (1.4%)
MTN Group Ltd. (a)	120,300	1,046,533

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

SOUTH KOREA (1.4%)
Consumer Staples (1.4%)
Amorepacific Group (a)	12,800	$1,097,128

SWEDEN (3.2%)
Industrials (3.2%)
Atlas Copco AB, A Shares (a)	53,900	1,543,502
Epiroc AB, Class A (b)	75,300	901,584

		2,445,086

SWITZERLAND (8.1%)
Consumer Staples (2.3%)
Nestle SA (a)	21,600	1,760,256

Health Care (5.8%)
Novartis AG (a)	26,600	2,232,317
Roche Holding AG (a)	9,100	2,235,382

		4,467,699

		6,227,955

TAIWAN (3.2%)
Information Technology (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	311,000	2,486,665

THAILAND (2.3%)
Financials (2.3%)
Kasikornbank PCL (a)	261,200	1,767,686

UNITED KINGDOM (19.0%)
Consumer Staples (3.6%)
British American Tobacco PLC (a)	29,300	1,610,687
Diageo PLC (a)	32,300	1,185,005

		2,795,692

Energy (2.6%)
Royal Dutch Shell PLC, B Shares (a)	56,100	1,965,026

Financials (3.4%)
Prudential PLC (a)	67,400	1,590,204
Standard Chartered PLC (a)	112,300	1,012,647

		2,602,851

Industrials (3.7%)
Experian PLC (a)	63,800	1,566,430
Rolls-Royce Holdings PLC (a)(b)	95,500	1,241,645

		2,808,075

Materials (1.0%)
BHP Billiton PLC (a)	34,500	793,973

Telecommunication Services (4.7%)
Inmarsat PLC (a)	232,800	1,739,448

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

Vodafone Group PLC (a)	777,500	$1,899,402

		3,638,850

		14,604,467

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA (a)(b)(c)	496,000	1,874,557

Total Common Stocks		71,603,053

PREFERRED STOCKS (8.4%)
BRAZIL (2.3%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	223,967	1,809,653

GERMANY (3.2%)
Consumer Staples (3.2%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33% (a)	19,400	2,434,470

SOUTH KOREA (2.9%)
Information Technology (2.9%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	65,500	2,248,625

Total Preferred Stocks		6,492,748

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (d)	539,943	539,943

Total Short-Term Investment		539,943

Total Investments (Cost $78,802,895)—102.3%		78,635,744

Liabilities in Excess of Other Assets—(2.3)%		(1,801,265)

Net Assets—100.0%		$76,834,479

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (9.1%)
CANADA (0.5%)
Golden Credit Card Trust, Series 2017-4A, Class A, 1M USD LIBOR + 0.520%, (USD), 2.59%, 07/15/2024 (a)(b)	$1,418,000	$1,419,834

UNITED STATES (8.6%)
Ally Master Owner Trust, Series 2018-2, Class A, ABS (USD), 3.29%, 05/15/2023	1,366,000	1,368,191
American Express Credit Account Master Trust
Series 2017-1, Class A, (USD), 1.93%, 09/15/2022	1,252,000	1,233,442
Series 2017-6, Class A, (USD), 2.04%, 05/15/2023	1,102,000	1,079,515
BMW Vehicle Lease Trust, Series 2017-2, Class A3, ABS (USD), 2.07%, 10/20/2020	1,148,000	1,135,901
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	1,204,000	1,199,046
Series 2016-A1, Class A1, ABS (USD), 1.75%, 11/19/2021	1,482,000	1,461,040
Series 2017-A3, Class A3, ABS (USD), 1.92%, 04/07/2022	1,382,000	1,358,613
CNH Equipment Trust
Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	1,045,000	1,032,669
Series 2018-A, Class A3, ABS (USD), 3.12%, 07/17/2023	1,026,353	1,026,262
Daimler Trucks Retail Trust, Series 2018-1, Class A4, ABS (USD), 3.03%, 11/15/2024 (b)	1,493,000	1,488,215
Discover Card Execution Note Trust, Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	1,465,000	1,441,732
Ford Credit Auto Lease Trust, Series 2017-B, Class A4 (USD), 2.17%, 02/15/2021	915,000	903,480
Ford Credit Auto Owner Trust, Series 2018-1, Class A (USD), 3.19%, 07/15/2031 (b)	846,000	827,789
Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, ABS (USD), 3.47%, 01/15/2030 (b)	1,207,000	1,206,957
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1 (USD), 2.07%, 05/15/2022	1,012,000	994,100
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	1,490,000	1,467,603
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A4, ABS (USD), 3.16%, 12/16/2024	841,000	838,916
SLM Student Loan Trust
Series 2011-1, Class A1, (USD), 1M USD LIBOR + 0.520%, 2.58%, 03/25/2026 (a)	245,377	246,019
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 2.66%, 11/25/2027 (a)	619,345	621,860
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 2.51%, 09/25/2043 (a)	511,433	510,820
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	1,140,000	1,127,834
Tesla Auto Lease Trust, Series 2018-A, Class D, ABS (USD), 3.30%, 05/20/2020 (b)	782,000	778,622
Volvo Financial Equipment LLC, Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (b)	546,571	544,945

		23,893,571

Total Asset-Backed Securities		25,313,405

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.6%)
UNITED STATES (6.6%)
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A (USD), 3.53%, 10/15/2034 (b)	1,271,000	1,271,487
Commercial Mortgage Trust
Series 2014-TWC, Class B, (USD), 1M LIBOR + 1.600%, 3.70%, 02/13/2032 (a)(b)	870,000	870,688
Series 2016-DC2, Class ASB (USD), 3.55%, 02/10/2049	1,031,000	1,023,802
Series 2018-COR3, Class A3 (USD), 4.23%, 05/10/2051	1,283,438	1,317,183

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

FREMF Mortgage Trust
Series 2012-K21, Class C, (USD), 3.94%, 07/25/2045 (a)(b)	$996,583	$992,262
Series 2012-K23, Class C, (USD), 3.66%, 10/25/2045 (a)(b)	488,000	478,125
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class B (USD), 3.31%, 06/05/2031 (b)	1,363,000	1,363,644
Series 2017-GPTX, Class C (USD), 3.30%, 05/10/2034 (b)	1,045,000	1,017,496
Hilton USA Trust, Series 2016-SFP, Class C, (USD), 4.12%, 11/05/2035 (b)	1,229,000	1,223,713
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A (USD), 2.77%, 11/15/2034 (a)(b)	1,331,000	1,330,163
Series 2018-MP, Class A (USD), 4.42%, 07/11/2040 (b)	1,172,000	1,205,837
Series 2018-H3, Class AS (USD), 4.43%, 07/15/2051	1,164,000	1,188,651
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.39%, 01/05/2043 (a)(b)	490,000	460,464
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	960,000	841,112
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B (USD), 3.71%, 03/15/2045 (a)	1,023,000	1,016,538
Series 2012-C9, Class AS (USD), 3.39%, 11/15/2045	1,391,000	1,374,251
Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	1,496,000	1,467,352

		18,442,768

Total Commercial Mortgage-Backed Securities		18,442,768

NON-AGENCY MORTGAGE-BACKED SECURITIES (10.2%)
UNITED STATES (10.2%)
Agate Bay Mortgage Trust, Series 2014-3, Class B2, (USD), 3.82%, 11/25/2044 (a)(b)	761,769	752,552
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	428,276	405,598
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 3.71%, 11/25/2035 (a)	440,280	441,755
CSMC Trust
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	923,322	903,305
Series 2014-WIN2, Class B1, (USD), 3.99%, 10/25/2044 (a)(b)	1,378,429	1,383,261
Federal National Mortgage Association, Series 2018-C03, Class 1M1 (USD), 2.74%, 10/25/2030 (a)	751,329	751,659
Flagstar Mortgage Trust
Series 2017-2, Class B2, (USD), 4.14%, 10/25/2047 (a)(b)	1,238,449	1,206,047
Series 2018-1, Class A3 (USD), 3.50%, 03/25/2048 (a)(b)	1,173,025	1,141,729
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	462,047	482,699
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.98%, 01/25/2036 (a)	553,558	513,541
JP Morgan Mortgage Trust
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	672,558	651,251
Series 2005-A4, Class 3A1 (USD), 4.13%, 07/25/2035 (a)	269,874	274,157
Series 2005-A5, Class 2A2 (USD), 4.32%, 08/25/2035 (a)	642,662	663,266
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	619,145	655,838
Series 2013-1, Class B1 (USD), 3.49%, 03/25/2043 (a)(b)	889,852	885,119
Series 2014-IVR3, Class 3A1 (USD), 2.77%, 09/25/2044 (a)(b)	510,640	497,616
Series 2014-IVR6, Class AM (USD), 2.75%, 07/25/2044 (a)(b)	415,813	413,744
Series 2016-5, Class A1 (USD), 2.62%, 12/25/2046 (a)(b)	665,088	653,692
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	51	50
Series 2017-2, Class A5, (USD), 3.50%, 05/25/2047 (a)(b)	1,047,348	1,035,155
Series 2018-6, Class B2 (USD), 4.01%, 12/25/2048 (a)(b)	1,010,253	973,800
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	621,798	622,790
Series 2017-1A, Class A1, (USD), 4.00%, 02/25/2057 (a)(b)	1,197,129	1,204,639
Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	870,445	875,902
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	821,390	839,893

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Sequoia Mortgage Trust
Series 2017-1, Class A4 (USD), 3.50%, 02/25/2047 (a)(b)	$1,021,385	$1,014,209
Series 2017-1, Class B2, (USD), 3.64%, 02/25/2047 (a)(b)	675,754	651,644
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	585,657
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	887,709
Series 2018-5, Class A4 (USD), 3.50%, 05/25/2048 (a)(b)	1,514,251	1,495,060
Series 2018-6, Class A19 (USD), 4.00%, 07/25/2048 (a)(b)	1,716,261	1,710,464
Series 2018-6, Class A4 (USD), 4.00%, 07/25/2048 (a)(b)	806,292	809,379
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	868,045	888,897
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.85%, 09/25/2037 (a)	498,367	497,993
Series 2007-4, Class 3A1 (USD), 3.80%, 09/25/2037 (a)	66,512	66,963
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 4.01%, 08/25/2035 (a)	613,245	617,459
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	494,867	494,931
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	622,454	607,259

		28,556,682

Total Non-Agency Mortgage-Backed Securities		28,556,682

CORPORATE BONDS (32.0%)
BELGIUM (0.6%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 8.20%, 01/15/2039	1,200,000	1,724,327

CANADA (1.1%)
Commercial Banks (1.1%)
Canadian Imperial Bank of Commerce (USD), 2.10%, 10/05/2020	2,089,000	2,038,007
Royal Bank of Canada (USD), 2.15%, 10/26/2020	1,070,000	1,047,509

		3,085,516

FRANCE (0.2%)
Electric Utilities (0.2%)
Electricite de France SA (USD), 6.50%, 01/26/2019 (b)	542,000	551,362

ITALY (0.6%)
Electric Utilities (0.6%)
Enel Finance International NV (USD), 3.63%, 05/25/2027 (b)	1,800,000	1,671,675

MEXICO (0.3%)
Food Products (0.3%)
Sigma Finance Netherlands BV (USD), 4.88%, 03/27/2028 (b)	924,000	919,380

SPAIN (0.6%)
Commercial Banks (0.6%)
Banco Santander SA (USD), 3.80%, 02/23/2028	1,600,000	1,485,653

SWEDEN (1.2%)
Commercial Banks (1.2%)
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	1,938,000	1,899,801
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	1,477,000	1,441,696

		3,341,497

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

SWITZERLAND (0.6%)
Metals & Mining (0.6%)
Glencore Funding LLC (USD), 4.13%, 05/30/2023 (b)	$1,690,000	$1,668,689

UNITED KINGDOM (2.1%)
Commercial Banks (2.1%)
HSBC Holdings PLC (USD), 4.58%, 06/19/2029 (a)	1,038,000	1,053,644
Santander UK Group Holdings PLC (USD), 3.57%, 01/10/2023	1,960,000	1,920,009
Standard Chartered PLC (USD), 2.40%, 09/08/2019 (b)	2,977,000	2,946,203

		5,919,856

UNITED STATES (24.7%)
Aerospace & Defense (1.0%)
Rockwell Collins, Inc. (USD), 1.95%, 07/15/2019	489,000	484,991
United Technologies Corp.
(USD), 5.40%, 05/01/2035	513,000	555,956
(USD), 6.05%, 06/01/2036	341,000	395,121
(USD), 6.13%, 07/15/2038	1,040,000	1,215,040

		2,651,108

Auto Manufacturers (1.3%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	1,735,000	2,217,033
General Motors Co. (USD), 5.00%, 04/01/2035	1,350,000	1,293,703

		3,510,736

Beverages (0.4%)
Molson Coors Brewing Co. (USD), 1.90%, 03/15/2019	1,019,000	1,014,403

Building Materials (0.1%)
Vulcan Materials Co. (USD), 4.70%, 03/01/2048 (b)	430,000	407,453

Commercial Banks (6.2%)
Bank of America Corp. (USD), 3M USD LIBOR + 1.370%, 3.59%, 07/21/2028 (a)	2,330,000	2,215,957
Citibank NA (USD), 1.85%, 09/18/2019	2,980,000	2,946,934
Citigroup, Inc. (USD), 8.13%, 07/15/2039	3,030,000	4,382,775
Citizens Bank NA/Providence (USD), 2.25%, 10/30/2020	1,748,000	1,702,436
Goldman Sachs Group, Inc. (The) (USD), 4.25%, 10/21/2025	1,880,000	1,867,377
JPMorgan Chase & Co. (USD), 4.01%, 04/23/2029 (a)	2,640,000	2,596,016
Morgan Stanley (USD), 3M USD LIBOR + 1.340%, 3.59%, 07/22/2028 (a)	1,700,000	1,616,272

		17,327,767

Computers & Peripherals (0.8%)
Apple, Inc. (USD), 3.75%, 11/13/2047	2,291,000	2,181,839

Diversified Financial Services (1.2%)
American Express Co. (USD), 3.40%, 02/27/2023	2,260,000	2,242,239
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	1,101,000	1,100,122

		3,342,361

Diversified Telecommunication Services (1.1%)
AT&T, Inc. (USD), 3.40%, 05/15/2025	2,130,000	2,023,094
Verizon Communications, Inc. (USD), 3.85%, 11/01/2042	1,340,000	1,168,423

		3,191,517

Electric Utilities (3.2%)
Dominion Energy, Inc.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Series A (USD), 1.88%, 01/15/2019	$1,000,000	$996,426
Series B (USD), 1.60%, 08/15/2019	893,000	881,299
Edison International (USD), 2.13%, 04/15/2020	300,000	294,043
Nevada Power Co., Series N (USD), 6.65%, 04/01/2036	1,100,000	1,412,210
Progress Energy, Inc. (USD), 7.05%, 03/15/2019	1,427,000	1,463,664
PSEG Power LLC (USD), 5.13%, 04/15/2020	480,000	493,940
Sempra Energy
(USD), 9.80%, 02/15/2019	723,000	749,598
(USD), 1.63%, 10/07/2019	227,000	222,777
(USD), 2.40%, 02/01/2020	1,320,000	1,304,278
WEC Energy Group, Inc. (USD), 3.38%, 06/15/2021	1,083,000	1,083,268

		8,901,503

Energy Equipment & Services (0.9%)
Energy Transfer Partners LP (USD), 5.15%, 02/01/2043	170,000	156,863
MPLX LP (USD), 4.70%, 04/15/2048	501,000	476,628
Plains All American Pipeline LP / PAA Finance Corp. (USD), 4.90%, 02/15/2045	1,000,000	926,722
Sunoco Logistics Partners Operations LP (USD), 5.30%, 04/01/2044	1,070,000	1,008,315

		2,568,528

Food Products (0.7%)
General Mills, Inc. (USD), 5.65%, 02/15/2019	686,000	696,080
Kraft Heinz Foods Co. (USD), 5.00%, 07/15/2035	1,305,000	1,295,593

		1,991,673

Healthcare Providers & Services (1.3%)
Quest Diagnostics, Inc.
(USD), 2.70%, 04/01/2019	1,554,000	1,552,501
(USD), 3.45%, 06/01/2026	2,130,000	2,018,428

		3,570,929

Insurance (1.5%)
American International Group, Inc. (USD), 6.25%, 05/01/2036	930,000	1,076,550
Brighthouse Financial, Inc., Series WI (USD), 3.70%, 06/22/2027	1,700,000	1,546,661
Lincoln National Corp. (USD), 3.80%, 03/01/2028	1,700,000	1,648,676

		4,271,887

Internet (0.7%)
Amazon.com, Inc. (USD), 4.05%, 08/22/2047	1,170,000	1,153,313
Symantec Corp. (USD), 5.00%, 04/15/2025 (b)	815,000	803,584

		1,956,897

Media (0.6%)
Charter Communications Operating LLC / Charter Communications Operating Capital (USD), 5.75%, 04/01/2048	1,440,000	1,445,623
NBCUniversal Enterprise, Inc. (USD), 1.97%, 04/15/2019 (b)	324,000	322,235

		1,767,858

Oil & Gas Services (0.3%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (USD), 4.08%, 12/15/2047	935,000	859,427

Packaging & Containers (0.4%)
Bemis Co., Inc. (USD), 6.80%, 08/01/2019	950,000	982,153

Pharmaceutical (1.4%)
CVS Health Corp. (USD), 2.88%, 06/01/2026	2,600,000	2,390,372

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	$1,593,000	$1,571,502

		3,961,874

Retail (0.4%)
McDonald’s Corp. (USD), 3.25%, 06/10/2024	1,201,000	1,180,269

Software (1.0%)
Activision Blizzard, Inc. (USD), 6.13%, 09/15/2023 (b)	1,364,000	1,401,862
Electronic Arts, Inc. (USD), 3.70%, 03/01/2021	1,265,000	1,277,500

		2,679,362

Transportation (0.2%)
FedEx Corp. (USD), 8.00%, 01/15/2019	450,000	460,996

		68,780,540

Total Corporate Bonds		89,148,495

MUNICIPAL BONDS (3.4%)
UNITED STATES (3.4%)
CALIFORNIA (1.7%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	1,330,000	1,740,465
Regents of the University of California Medical Center Pooled Revenue
Series H (USD), 6.55%, 05/15/2048	1,800,000	2,402,838
Series F (USD), 6.58%, 05/15/2049	480,000	637,123

		4,780,426

CONNECTICUT (0.8%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	1,930,000	2,197,517

PENNSYLVANIA (0.9%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds)
Series B (USD), 4.65%, 02/15/2026	1,050,000	1,098,783
(USD), 5.35%, 05/01/2030	1,300,000	1,339,052

		2,437,835

		9,415,778

Total Municipal Bonds		9,415,778

GOVERNMENT BONDS (9.2%)
AUSTRALIA (1.0%)
Queensland Treasury Corp. (AUD), 3.50%, 08/21/2030 (b)	3,593,000	2,718,160

INDONESIA (1.7%)
Indonesia Treasury Bond
Series FR56 (IDR), 8.38%, 09/15/2026	18,584,000,000	1,327,189
Series FR64 (IDR), 6.13%, 05/15/2028	21,709,000,000	1,336,112
Series FR72 (IDR), 8.25%, 05/15/2036	19,223,000,000	1,327,393
Series FR75 (IDR), 7.50%, 05/15/2038	11,749,000,000	763,848

		4,754,542

NORWAY (1.0%)
Norway Government Bond (NOK), 1.75%, 02/17/2027 (b)	23,347,000	2,849,012

RUSSIA (1.6%)
Russian Federal Bond—OFZ

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Series 6212 (RUB), 7.05%, 01/19/2028	$171,040,000	$2,646,128
(RUB), 7.70%, 03/23/2033	109,970,000	1,758,605

		4,404,733

SOUTH AFRICA (1.4%)
Republic of South Africa Government Bond, Series R186 (ZAR), 10.50%, 12/21/2026	9,040,000	762,196
South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	16,730,000	1,410,567
Series 2037 (ZAR), 8.50%, 01/31/2037	25,160,000	1,767,150

		3,939,913

SUPRANATIONAL (2.5%)
International Bank for Reconstruction & Development (NZD), 3.38%, 01/25/2022	4,031,000	2,811,083
International Finance Corp. (AUD), 2.80%, 08/15/2022	5,444,000	4,073,760

		6,884,843

Total Government Bonds		25,551,203

U.S. AGENCIES (1.8%)
UNITED STATES (1.8%)
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (USD), 1M USD LIBOR + 2.000%, 4.06%, 12/25/2028 (a)	1,231,729	1,249,339
Series 2016-HQA4, Class M2 (USD), 1M USD LIBOR + 1.300%, 3.36%, 04/25/2029 (a)	1,635,000	1,656,270
Series 2017-C06, Class 2M1 (USD), 1M USD LIBOR + 0.750%,, 2.81%, 02/25/2030 (a)	1,117,883	1,118,674
Series 2017-DNA3, Class M1, (USD), 2.81%, 03/25/2030 (a)	993,216	995,521
		5,019,804

Total U.S. Agencies		5,019,804

U.S. TREASURIES (7.5%)
UNITED STATES (7.5%)
Treasury Inflation Protected Security
(USD), 0.63%, 04/15/2023 (c)	2,748,650	2,720,897
(USD), 0.38%, 07/15/2027 (c)	1,485,452	1,428,045
(USD), 0.50%, 01/15/2028 (c)	2,937,082	2,838,107
(USD), 0.88%, 02/15/2047 (c)	2,956,125	2,908,974
U.S. Treasury Bond
(USD), 2.75%, 08/15/2047	355,300	332,483
(USD), 2.75%, 11/15/2047	1,445,500	1,352,276
(USD), 3.00%, 02/15/2048	474,400	466,709
(USD), 3.13%, 05/15/2048	909,900	917,293
U.S. Treasury Note
(USD), 2.88%, 04/30/2025	1,828,000	1,822,573
(USD), 2.25%, 08/15/2027	5,136,400	4,847,277
(USD), 2.88%, 05/15/2028	1,160,000	1,151,119

		20,785,753

Total U.S. Treasuries		20,785,753

AGENCY MORTGAGE-BACKED SECURITIES (18.4%)
UNITED STATES (18.4%)
Federal Home Loan Mortgage Corp.
(USD), 2.50%, 11/01/2031	1,468,185	1,421,285
(USD), 3.00%, 02/01/2032	1,591,082	1,575,847

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 5.00%, 10/01/2041	$560,958	$597,611
(USD), 4.00%, 03/01/2042	1,031,248	1,055,995
(USD), 4.50%, 07/01/2042	2,190,128	2,294,820
(USD), 3.50%, 03/01/2046	808,625	803,744
(USD), 3.50%, 05/01/2046	1,270,929	1,262,469
(USD), 4.00%, 06/01/2046	931,913	949,901
(USD), 4.00%, 07/01/2046	1,896,806	1,934,666
(USD), 3.00%, 10/01/2046	1,921,657	1,854,729
(USD), 3.00%, 12/01/2046	1,323,838	1,277,115
(USD), 4.00%, 03/01/2047	898,285	915,934
(USD), 4.50%, 04/01/2047	1,057,164	1,096,533
(USD), 3.50%, 03/01/2048	1,321,557	1,313,574
(USD), 3.50%, 04/01/2048	1,915,350	1,905,858
Federal National Mortgage Association
(USD), 3.00%, 01/01/2030	1,633,203	1,624,729
(USD), 4.50%, 07/01/2040	1,710,569	1,780,058
(USD), 4.00%, 06/01/2043	770,355	787,570
(USD), 4.00%, 11/01/2043	787,141	802,854
(USD), 4.00%, 11/01/2044	2,579,016	2,654,291
(USD), 3.50%, 06/01/2045	845,363	841,905
(USD), 3.50%, 06/01/2046	2,367,626	2,352,808
(USD), 3.50%, 06/01/2046	1,652,758	1,642,416
(USD), 4.00%, 07/01/2046	1,017,495	1,034,252
(USD), 4.50%, 09/01/2046	808,000	844,118
(USD), 3.00%, 10/01/2046	2,772,081	2,675,782
(USD), 4.00%, 02/01/2047	1,060,145	1,077,549
(USD), 3.00%, 03/01/2047	2,631,825	2,543,961
(USD), 12M USD LIBOR + 1.602%, 2.90%, 06/01/2047 (a)	1,105,496	1,098,707
(USD), 3.50%, 12/01/2047	2,934,054	2,922,957
(USD), 3.50%, 01/01/2048	2,539,309	2,524,984
(USD), 3.50%, 02/01/2048	2,140,858	2,135,414
Government National Mortgage Association (USD), 4.50%, 12/20/2045	1,581,177	1,664,294

		51,268,730

Total Agency Mortgage-Backed Securities		51,268,730

SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (d)	3,658,031	3,658,031

Total Short-Term Investment		3,658,031

Total Investments (Cost $281,621,265) —99.5%		277,160,649

Other Assets in Excess of Liabilities—0.5%		1,514,713

Net Assets—100.0%		$278,675,362

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Inflation linked security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

AUD	Australian Dollar
CAD	Canadian Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
RUB	New Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)		Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%-5 year	UBS	33	09/28/2018	$3,742,758	$3,733,125	$(9,633)
United States Treasury Note 6%-10 year	UBS	44	09/19/2018	5,255,031	5,254,562	(469)
United States Treasury Note 6%-Long Bond	UBS	10	09/19/2018	1,425,000	1,429,688	4,688
United States Treasury Note 6%-Ultra Long	UBS	41	09/19/2018	6,372,188	6,433,156	60,969

						$55,555

SHORT CONTRACT POSITIONS
Australian 10 Year Bond	UBS	(38)	09/17/2018	$(3,646,398)	$(3,647,835)	$(1,437)
United States Treasury Note 6%-2 year	UBS	(8)	09/28/2018	(1,692,125)	(1,691,000)	1,125
United States Treasury Note 6%-10 year	UBS	(200)	09/19/2018	(25,473,516)	(25,421,875)	51,641

						$51,329

						$106,884

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
09/06/2018	Westpac Banking Corp.	AUD	1,634,991	USD	1,238,847	$1,214,932	$(23,915)
09/07/2018	Royal Bank of Canada	AUD	3,694,250	USD	2,816,577	2,745,134	(71,443)
09/14/2018	Royal Bank of Canada	AUD	3,796,251	USD	2,820,732	2,820,958	226
British Pound/United States Dollar
08/06/2018	Barclays Bank	GBP	2,119,821	USD	2,816,433	2,782,818	(33,615)
08/06/2018	HSBC Bank	GBP	179	USD	235	235	—
08/06/2018	Royal Bank of Canada	GBP	2,108,000	USD	2,876,090	2,767,300	(108,790)
Canadian Dollar/United States Dollar
09/26/2018	JPMorgan Chase Bank	CAD	3,737,000	USD	2,812,913	2,875,417	62,504

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chilean Peso/United States Dollar
08/10/2018	Citibank	CLP	5,393,609,000	USD	8,525,743	$8,458,537	$(67,206)
08/10/2018	Goldman Sachs	CLP	1,773,771,000	USD	2,826,052	2,781,720	(44,332)
08/13/2018	Citibank	CLP	2,731,979,075	USD	4,192,204	4,284,679	92,475
Crech Koruna/United States Dollar
08/01/2018	JPMorgan Chase Bank	CZK	61,231,110	USD	2,822,716	2,799,687	(23,029)
08/01/2018	Royal Bank of Canada	CZK	185,188,000	USD	8,481,394	8,467,402	(13,992)
09/19/2018	Royal Bank of Canada	CZK	62,981,000	USD	2,847,860	2,885,061	37,201
Euro/United States Dollar
08/02/2018	JPMorgan Chase Bank	EUR	2,378,000	USD	2,842,409	2,780,714	(61,695)
08/27/2018	Citibank	EUR	2,434,561	USD	2,858,942	2,851,979	(6,963)
08/27/2018	JPMorgan Chase Bank	EUR	2,339,000	USD	2,728,280	2,740,034	11,754
08/27/2018	Westpac Banking Corp.	EUR	2,339,000	USD	2,752,994	2,740,034	(12,960)
Indian Rupee/United States Dollar
08/27/2018	Citibank	INR	193,578,000	USD	2,813,634	2,818,061	4,427
08/29/2018	Citibank	INR	95,734,500	USD	1,403,937	1,393,359	(10,578)
08/29/2018	HSBC Bank	INR	95,734,500	USD	1,405,958	1,393,359	(12,599)
Indonesian Rupiah/United States Dollar
08/13/2018	Citibank	IDR	40,473,031,500	USD	2,815,124	2,809,202	(5,922)
08/13/2018	JPMorgan Chase Bank	IDR	40,473,031,500	USD	2,812,581	2,809,202	(3,379)
08/13/2018	Westpac Banking Corp.	IDR	71,083,915,519	USD	4,939,813	4,933,879	(5,934)
Japanese Yen/United States Dollar
10/30/2018	Royal Bank of Canada	JPY	309,105,386	USD	2,800,779	2,781,436	(19,343)
Mexican Peso/United States Dollar
08/13/2018	Royal Bank of Canada	MXN	55,274,000	USD	2,899,953	2,960,369	60,416
09/13/2018	HSBC Bank	MXN	55,259,416	USD	2,883,992	2,944,640	60,648
09/13/2018	Royal Bank of Canada	MXN	58,023,000	USD	2,784,148	3,091,904	307,756
New Russian Ruble/United States Dollar
08/03/2018	Barclays Bank	RUB	91,323,000	USD	1,428,596	1,461,624	33,028
10/12/2018	Citibank	RUB	165,581,803	USD	2,648,885	2,631,738	(17,147)
10/29/2018	HSBC Bank	RUB	10,443,056	USD	165,842	165,706	(136)
New Zealand Dollar/United States Dollar
09/07/2018	Royal Bank of Canada	NZD	4,186,787	USD	2,945,304	2,853,547	(91,757)
Norwegian Krone/United States Dollar
08/13/2018	Royal Bank of Canada	NOK	113,537,922	USD	14,001,209	13,925,991	(75,218)
South African Rand/United States Dollar
08/01/2018	HSBC Bank	ZAR	35,645,000	USD	2,785,207	2,707,044	(78,163)
08/13/2018	JPMorgan Chase Bank	ZAR	56,337,225	USD	4,310,298	4,272,476	(37,822)
08/31/2018	Goldman Sachs	ZAR	36,654,909	USD	2,697,028	2,773,413	76,385
08/31/2018	JPMorgan Chase Bank	ZAR	38,332,057	USD	2,922,288	2,900,311	(21,977)
08/31/2018	Royal Bank of Canada	ZAR	38,715,000	USD	2,921,536	2,929,285	7,749
South Korean Won/United States Dollar
09/14/2018	Barclays Bank	KRW	1,521,241,500	USD	1,360,195	1,367,360	7,165
09/14/2018	Goldman Sachs	KRW	3,042,483,000	USD	2,742,211	2,734,720	(7,491)

						$124,655,267	$(93,672)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/06/2018	Royal Bank of Canada	USD	1,448,539	AUD	1,889,016	$1,403,694	$44,845
09/07/2018	Royal Bank of Canada	USD	4,052,820	AUD	5,329,362	3,960,158	92,662
09/14/2018	HSBC Bank	USD	2,768,431	AUD	3,709,880	2,756,777	11,654
09/14/2018	Royal Bank of Canada	USD	5,674,507	AUD	7,635,600	5,673,941	566
United States Dollar/British Pound
08/06/2018	HSBC Bank	USD	2,774,355	GBP	2,120,000	2,783,053	(8,698)
08/06/2018	JPMorgan Chase Bank	USD	2,865,347	GBP	2,108,000	2,767,300	98,047
United States Dollar/Canadian Dollar
09/26/2018	Royal Bank of Canada	USD	2,797,303	CAD	3,736,000	2,874,648	(77,345)
United States Dollar/Chilean Peso
08/10/2018	Barclays Bank	USD	2,818,828	CLP	1,781,076,500	2,793,176	25,652
08/10/2018	Citibank	USD	4,290,968	CLP	2,703,516,500	4,239,795	51,173
08/10/2018	Goldman Sachs	USD	2,808,161	CLP	1,781,076,500	2,793,176	14,985
08/10/2018	HSBC Bank	USD	1,433,562	CLP	901,710,500	1,414,109	19,453
08/13/2018	Barclays Bank	USD	2,135,861	CLP	1,365,989,538	2,142,340	(6,479)
United States Dollar/Crech Koruna
08/01/2018	JPMorgan Chase Bank	USD	8,536,730	CZK	185,188,000	8,467,402	69,328
08/01/2018	Royal Bank of Canada	USD	2,858,619	CZK	61,231,110	2,799,687	58,932
United States Dollar/Euro
08/02/2018	HSBC Bank	USD	2,835,365	EUR	2,378,000	2,780,714	54,651
08/27/2018	JPMorgan Chase Bank	USD	2,743,624	EUR	2,339,000	2,740,034	3,590
08/27/2018	Royal Bank of Canada	USD	5,599,786	EUR	4,760,000	5,576,127	23,659
United States Dollar/Indian Rupee
08/29/2018	Barclays Bank	USD	2,804,256	INR	191,469,000	2,786,718	17,538
United States Dollar/Indonesian Rupiah
08/13/2018	Citibank	USD	2,766,695	IDR	40,034,075,314	2,778,734	(12,039)
08/13/2018	HSBC Bank	USD	764,328	IDR	11,127,078,434	772,322	(7,994)
08/13/2018	JPMorgan Chase Bank	USD	2,799,933	IDR	40,473,031,500	2,809,202	(9,269)
08/13/2018	Westpac Banking Corp.	USD	4,204,718	IDR	60,395,793,271	4,192,025	12,693
09/04/2018	Westpac Banking Corp.	USD	4,927,827	IDR	71,083,915,519	4,920,153	7,674
United States Dollar/Japanese Yen
10/30/2018	Citibank	USD	2,799,968	JPY	309,105,386	2,781,436	18,532
United States Dollar/Mexican Peso
08/13/2018	Citibank	USD	2,886,230	MXN	55,274,000	2,960,369	(74,139)
09/13/2018	HSBC Bank	USD	8,563,356	MXN	168,541,832	8,981,183	(417,827)
United States Dollar/New Russian Ruble
08/03/2018	Citibank	USD	1,420,043	RUB	91,323,000	1,461,624	(41,581)
10/12/2018	HSBC Bank	USD	2,658,241	RUB	165,581,803	2,631,738	26,503
10/18/2018	Citibank	USD	1,153,293	RUB	72,830,441	1,156,882	(3,589)
10/29/2018	HSBC Bank	USD	731,847	RUB	46,508,933	737,985	(6,138)
United States Dollar/New Zealand Dollar
09/07/2018	Goldman Sachs	USD	5,844,999	NZD	8,329,566	5,677,100	167,899
United States Dollar/Norwegian Krone
08/13/2018	Barclays Bank	USD	8,506,938	NOK	68,530,822	8,405,646	101,292
08/13/2018	Royal Bank of Canada	USD	2,842,406	NOK	22,817,000	2,798,619	43,787
United States Dollar/South African Rand
08/01/2018	Royal Bank of Canada	USD	2,766,180	ZAR	35,645,000	2,707,044	59,136
08/13/2018	JPMorgan Chase Bank	USD	1,422,981	ZAR	17,658,475	1,339,175	83,806
08/31/2018	Barclays Bank	USD	1,146,443	ZAR	15,265,915	1,155,062	(8,619)
08/31/2018	Citibank	USD	2,759,578	ZAR	37,386,423	2,828,762	(69,184)
08/31/2018	HSBC Bank	USD	5,623,918	ZAR	74,986,966	5,673,724	(49,806)
United States Dollar/South Korean Won
09/14/2018	Citibank	USD	2,044,680	KRW	2,281,862,250	2,051,040	(6,360)

						$129,572,674	$308,990

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (94.4%)
ARGENTINA (1.1%)
Aeropuertos Argentina 2000 SA (USD), 6.88%, 02/01/2027 (a)(b)	$1,160,000	$1,127,868
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	1,031,000	1,026,577
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	535,000	536,305

		2,690,750

BELGIUM (0.5%)
Nyrstar Netherlands Holdings BV (EUR), 6.88%, 03/15/2024 (a)	1,200,000	1,122,576

BRAZIL (3.0%)
Azul Investments LLP (USD), 5.88%, 10/26/2024 (a)	988,000	926,250
Banco do Brasil SA (USD), 10 year CMT + 6.362%, 9.00%, 06/18/2024 (a)(c)(d)	1,000,000	1,017,700
Petrobras Global Finance BV
(USD), 5.30%, 01/27/2025 (a)	2,985,000	2,853,212
(USD), 8.75%, 05/23/2026	2,000,000	2,261,000

		7,058,162

CANADA (4.5%)
Bombardier, Inc. (USD), 7.50%, 03/15/2025 (a)	705,000	740,250
Entertainment One Ltd. (GBP), 6.88%, 12/15/2022 (a)	950,000	1,309,268
GFL Environmental, Inc. (USD), 5.63%, 05/01/2022 (a)	280,000	266,000
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	3,362,000	3,034,205
Taseko Mines Ltd. (USD), 8.75%, 06/15/2022 (a)	1,733,000	1,758,995
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	526,000	529,945
Telesat Canada / Telesat LLC (USD), 8.88%, 11/15/2024 (a)	2,885,000	3,094,163

		10,732,826

CHILE (0.5%)
Latam Finance Ltd. (USD), 6.88%, 04/11/2024 (a)	1,172,000	1,163,210

CHINA (0.6%)
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
(EUR), 5.38%, 05/01/2023 (a)	100,000	116,824
(USD), 7.50%, 05/01/2025 (a)	901,000	896,495
eHi Car Services Ltd. (USD), 5.88%, 08/14/2022 (a)	585,000	538,406

		1,551,725

CONGO (0.2%)
HTA Group Ltd. (USD), 9.13%, 03/08/2022 (a)	560,000	571,200

DENMARK (0.4%)
DKT Finance ApS (USD), 9.38%, 06/17/2023 (a)	921,000	962,445

DOMINICAN REPUBLIC (0.3%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	795,600

EL SALVADOR (0.2%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	470,000

FRANCE (2.7%)
Altice France SA (USD), 6.00%, 05/15/2022 (a)	1,883,000	1,940,808

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

Altice France SA
(EUR), 5.38%, 05/15/2022 (a)	$1,075,000	$1,292,877
(USD), 7.38%, 05/01/2026 (a)	978,000	966,998
SPCM SA (USD), 4.88%, 09/15/2025 (a)	2,455,000	2,350,662

		6,551,345

GEORGIA (0.2%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	497,394

GERMANY (2.7%)
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	338,375
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	711,320
Platin 1426 GmbH (EUR), 5.38%, 06/15/2023 (a)	308,000	343,124
PrestigeBidCo GmbH (EUR), 6.25%, 12/15/2023 (a)	837,000	1,040,524
Senvion Holding GmbH (EUR), 3.88%, 10/25/2022 (a)	3,256,000	3,369,552
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	533,000	599,205

		6,402,100

GREECE (0.6%)
Intralot Capital Luxembourg SA (EUR), 5.25%, 09/15/2024 (a)	1,625,000	1,496,528

GUATEMALA (0.2%)
Industrial Senior Trust (USD), 5.50%, 11/01/2022 (a)	500,000	499,375

INDIA (0.7%)
Vedanta Resources PLC (USD), 6.13%, 08/09/2024 (a)	1,776,000	1,651,747

ITALY (1.4%)
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	1,915,875
Wind Tre SpA (USD), 5.00%, 01/20/2026 (a)	1,606,000	1,442,349

		3,358,224

JAMAICA (0.5%)
Digicel Group Ltd. (USD), 8.25%, 09/30/2020 (a)	1,575,000	1,145,813

JERSEY (2.0%)
LHC3 PLC (EUR), 4.13%, 08/15/2024 (a)(e)	784,000	907,603
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	3,120,000	3,910,614

		4,818,217

KAZAKHSTAN (0.3%)
Nostrum Oil & Gas Finance BV (USD), 8.00%, 07/25/2022 (a)	650,000	616,961

LUXEMBOURG (3.7%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,960,000	1,908,256
Altice Finco SA (USD), 8.13%, 01/15/2024 (a)	950,000	966,625
ARD Finance SA (USD), 7.13%, 09/15/2023 (e)	1,200,000	1,212,000
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)	1,500,000	1,490,921
Kleopatra Holdings 1 SCA (EUR), 8.50%, 06/30/2023 (a)(e)	762,000	619,677
Matterhorn Telecom Holding SA (EUR), 4.88%, 05/01/2023 (a)	2,180,000	2,578,499

		8,775,978

MAURITIUS (0.5%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,193,088

MEXICO (0.5%)
Elementia SAB de CV (USD), 5.50%, 01/15/2025 (a)	611,000	589,615
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	586,500

		1,176,115

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

NETHERLANDS (2.7%)
ING Groep NV (USD), 5 year USD Swap + 4.446%, 6.50%, 04/16/2025 (c)(d)	$2,027,000	$2,007,338
InterXion Holding (EUR), 4.75%, 06/15/2025 (a)	567,000	687,885
Lincoln Finance Ltd. (EUR), 6.88%, 04/15/2021 (a)	1,800,000	2,178,330
OCI (EUR), 5.00%, 04/15/2023 (a)	232,000	285,090
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	1,300,000	1,238,250

		6,396,893

NIGERIA (1.0%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	1,075,000	1,100,131
United Bank for Africa PLC (USD), 7.75%, 06/08/2022 (a)	575,000	577,795
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	596,000	601,960

		2,279,886

PANAMA (0.4%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	861,420

REPUBLIC OF IRELAND (1.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(USD), 7.25%, 05/15/2024 (a)	2,235,000	2,329,987
(GBP), 4.75%, 07/15/2027 (a)	656,000	833,669

		3,163,656

RUSSIA (1.6%)
Credit Bank of Moscow Via CBOM Finance PLC (USD), 5.88%, 11/07/2021 (a)	580,000	572,263
Global Ports Finance PLC (USD), 6.87%, 01/25/2022 (a)	500,000	510,432
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	504,002
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	1,030,000	1,081,323
VEON Holdings BV (USD), 4.95%, 06/16/2024 (a)	1,174,000	1,123,659

		3,791,679

SOUTH AFRICA (0.9%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(f)	2,017,000	2,052,297

SPAIN (1.8%)
Codere Finance 2 Luxembourg SA, (EUR), 6.75%, 11/01/2021 (a)	2,326,000	2,620,278
Haya Finance 2017 SA (EUR), 5.25%, 11/15/2022 (a)	1,099,000	1,168,684
LHMC Finco Sarl (USD), 7.88%, 12/20/2023 (a)	402,000	402,904

		4,191,866

SWEDEN (1.4%)
Unilabs Subholding AB (EUR), 5.75%, 05/15/2025 (a)	3,000,000	3,371,145

SWITZERLAND (0.6%)
UBS Group Funding Switzerland AG (USD), 5 year USD Swap + 4.866%, 7.00%, 02/19/2025 (a)(c)(d)	1,339,000	1,411,799

TURKEY (0.5%)
Akbank Turk AS (USD), 5 year USD Swap + 5.026%, 7.20%, 03/16/2027 (a)(d)	949,000	785,981
Turkiye Halk Bankasi A.S. (USD), 5.00%, 07/13/2021 (a)	500,000	424,745

		1,210,726

UKRAINE (0.2%)
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	619,000	596,523

UNITED ARAB EMIRATES (0.4%)
Shelf Drilling Holdings Ltd. (USD), 8.25%, 02/15/2025 (a)	998,000	1,017,960

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

UNITED KINGDOM (8.7%)
BrightHouse Finco Ltd., PIK, (GBP), 9.00%, 05/15/2023 (a)(e)	$1,077,037	$1,272,298
Cabot Financial Luxembourg SA (GBP), 8.38%, 08/01/2020 (a)	502,000	671,089
Corral Petroleum Holdings AB (EUR), 11.75%, 05/15/2021 (a)(e)	2,290,000	2,872,017
CYBG PLC (GBP), 5 year GBP Swap + 6.250%, 8.00%, 12/08/2022 (a)(c)	2,640,000	3,543,096
Fiat Chrysler Automobiles (USD), 5.25%, 04/15/2023	2,610,000	2,629,575
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,048,613
KCA Deutag UK Finance PLC (USD), 9.63%, 04/01/2023 (a)	895,000	898,356
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,313,777
Royal Bank of Scotland Group PLC (USD), 5 year USD Swap + 7.598%, 8.63%, 08/15/2021 (c)(d)	1,200,000	1,294,920
Saga PLC (GBP), 3.38%, 05/12/2024 (a)	811,000	1,014,044
TVL Finance PLC (GBP), 8.50%, 05/15/2023 (a)	713,600	980,163
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	1,754,100	2,347,814

		20,885,762

UNITED STATES (44.6%)
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (USD), 5.75%, 03/15/2025	3,096,000	2,786,400
Alliance Data Systems Corp. (USD), 5.88%, 11/01/2021 (a)	1,125,000	1,147,500
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	2,693,000	2,716,564
AMC Entertainment Holdings, Inc. (GBP), 6.38%, 11/15/2024	1,534,000	2,038,619
Apergy Corp. (USD), 6.38%, 05/01/2026 (a)	1,176,000	1,198,050
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 6.38%, 04/01/2024 (a)	978,000	960,885
(USD), 5.25%, 03/15/2025 (a)	423,000	389,160
Bausch Health Cos. Inc. (EUR), 4.50%, 05/15/2023 (a)	2,370,000	2,677,078
Berry Petroleum Co. LLC (USD), 7.00%, 02/15/2026 (a)	602,000	627,585
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	1,379,000	1,396,651
BMC Software Finance, Inc. (USD), 8.13%, 07/15/2021 (a)	2,115,000	2,165,231
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (a)	625,000	631,244
BWAY Holding Co. (EUR), 4.75%, 04/15/2024 (a)	482,000	565,120
Calpine Corp. (USD), 5.75%, 01/15/2025	4,080,000	3,753,600
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 02/15/2026 (a)	850,000	844,687
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)(g)	1,059,000	397,125
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (a)	1,700,000	1,644,750
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	419,000	416,905
Commercial Metals Co. (USD), 5.75%, 04/15/2026 (a)	1,241,000	1,197,565
Diamond BC BV (EUR), 5.63%, 08/15/2025 (a)	833,000	896,416
Energizer Gamma Acquisition BV (EUR), 4.63%, 07/15/2026 (a)	695,000	829,806
Energizer Gamma Acquisition, Inc. (USD), 6.38%, 07/15/2026 (a)	77,000	79,118
Equinix, Inc. (USD), 5.88%, 01/15/2026	1,780,000	1,840,075
Frontier Communications Corp. (USD), 10.50%, 09/15/2022	1,670,000	1,515,525
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (h)	7,200,000	—
(USD), 8.38%, 07/15/2049 (h)	3,550,000	—
Golden Nugget, Inc. (USD), 8.75%, 10/01/2025 (a)	2,725,000	2,827,187
Goodyear Tire & Rubber Co. (The) (USD), 5.13%, 11/15/2023	945,000	930,825
Graham Holdings Co. (USD), 5.75%, 06/01/2026 (a)	539,000	543,043
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (USD), 7.38%, 12/15/2023 (a)	400,000	416,000
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	3,430,000	3,147,025
Harland Clarke Holdings Corp.
(USD), 6.88%, 03/01/2020 (a)	1,075,000	1,058,875
(USD), 8.38%, 08/15/2022 (a)	1,060,000	1,013,572
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	2,628,000	2,621,430

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

Iron Mountain, Inc. (USD), 5.25%, 03/15/2028 (a)	$1,230,000	$1,137,750
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	3,230,000	3,024,120
JPMorgan Chase & Co., Series CC (USD), 4.63%, 11/01/2022 (c)(d)	1,975,000	1,843,070
Lennar Corp. (USD), 4.50%, 04/30/2024	624,000	605,280
Meredith Corp. (USD), 6.88%, 02/01/2026 (a)	1,703,000	1,715,772
Meritage Homes Corp. (USD), 6.00%, 06/01/2025	1,212,000	1,220,351
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	1,509,000	1,471,275
Motors Liquidation Co. (USD), 8.88%, 10/15/2020 (h)	14,578,000	—
MPT Operating Partnership LP / MPT Finance Corp. (USD), 5.00%, 10/15/2027	1,133,000	1,096,177
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	2,550,000	2,556,375
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	3,118,000	1,964,340
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	1,805,000	1,917,812
NRG Energy, Inc. (USD), 7.25%, 05/15/2026	928,000	988,320
Oasis Petroleum, Inc. (USD), 6.88%, 01/15/2023	1,000,000	1,022,500
Park-Ohio Industries, Inc. (USD), 6.63%, 04/15/2027	224,000	226,240
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,793,505
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	1,890,000	1,781,325
Prestige Brands, Inc. (USD), 6.38%, 03/01/2024 (a)	428,000	427,465
Radiate Holdco LLC / Radiate Finance, Inc.
(USD), 6.88%, 02/15/2023 (a)	512,000	495,360
(USD), 6.63%, 02/15/2025 (a)	1,460,000	1,365,100
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	3,805,000	3,824,025
Sable International Finance Ltd. (USD), 6.88%, 08/01/2022 (a)	1,760,000	1,839,200
Sanchez Energy Corp.
(USD), 6.13%, 01/15/2023	2,315,000	1,588,669
(USD), 7.25%, 02/15/2023 (a)	1,131,000	1,112,961
Sprint Corp.
(USD), 7.88%, 09/15/2023	2,325,000	2,481,937
(USD), 7.63%, 03/01/2026	662,000	686,825
Staples, Inc. (USD), 8.50%, 09/15/2025 (a)	950,000	893,000
Summit Materials LLC / Summit Materials Finance Corp. (USD), 5.13%, 06/01/2025 (a)	24,000	22,770
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (USD), 6.75%, 06/01/2025 (a)	1,900,000	1,836,730
Tenet Healthcare Corp. (USD), 4.63%, 07/15/2024	1,417,000	1,372,719
TopBuild Corp. (USD), 5.63%, 05/01/2026 (a)	968,000	948,640
TransDigm, Inc. (USD), 6.50%, 07/15/2024	935,000	957,206
Transocean Guardian Ltd. (USD), 5.88%, 01/15/2024 (a)(b)	1,200,000	1,212,000
TTM Technologies, Inc. (USD), 5.63%, 10/01/2025 (a)	1,590,000	1,570,125
United Rentals North America, Inc. (USD), 5.50%, 07/15/2025	3,425,000	3,476,375
Valvoline, Inc. (USD), 5.50%, 07/15/2024	2,055,000	2,075,550
Vistra Energy Corp. (USD), 7.38%, 11/01/2022	1,940,000	2,024,875
Warrior Met Coal, Inc. (USD), 8.00%, 11/01/2024 (a)	796,000	822,865
WMG Acquisition Corp. (USD), 5.50%, 04/15/2026 (a)	591,000	585,090
WPX Energy, Inc. (USD), 5.75%, 06/01/2026	156,000	156,390
WR Grace & Co-Conn (USD), 5.63%, 10/01/2024 (a)	1,830,000	1,921,500
Wyndham Destinations, Inc.
(USD), 4.15%, 04/01/2024	1,000,000	983,750
(USD), 5.10%, 10/01/2025	945,000	973,350
Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 04/01/2023	1,000,000	1,026,250

		106,318,555

VENEZUELA (0.5%)
Petroleos de Venezuela SA (USD), 6.00%, 05/16/2024 (a)(b)(g)	5,000,000	1,087,500

ZAMBIA (0.5%)
First Quantum Minerals Ltd. (USD), 6.88%, 03/01/2026 (a)	1,218,000	1,186,028

Total Corporate Bonds		225,125,074

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

BANK LOANS (3.3%)
FRANCE (0.5%)
Financiere Sun S.A.S., 2017 EUR Term Loan B (EUR), 3.00%, 03/14/2023	$1,000,000	$1,161,311

NETHERLANDS (0.4%)
TMF Group Holding B.V., 2017 EUR 2nd Lien Term Loan (EUR), 6.88%, 12/08/2025	750,000	877,012

UNITED KINGDOM (2.0%)
EG Finco Limited, 2018 EUR Incremental Term Loan (EUR), 4.00%, 02/07/2025	997,500	1,159,136
EG Group Limited, 2018 GBP Term Loan B (GBP), 5.43%, 02/06/2025	997,500	1,298,835
IWH UK Midco Limited, 2017 Term Loan B (EUR), 4.00%, 11/28/2024	2,000,000	2,325,058

		4,783,029

UNITED STATES (0.4%)
Charah, LLC, 2017 Term Loan (USD), 8.55%, 10/25/2024	1,094,999	1,105,950

Total Bank Loans		7,927,302

COMMON STOCKS (0.1%)
UNITED KINGDOM (0.1%)
Brighthouse Financial, Inc.	88,182	347,230

Total Common Stocks		347,230

SHORT-TERM INVESTMENT (1.2%)
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48% (i)	2,788,697	2,788,697

Total Short-Term Investment		2,788,697

Total Investments (Cost $243,474,063)—99.0%		236,188,303

Other Assets in Excess of Liabilities—1.0%		2,367,300

Net Assets—100.0%		$238,555,603

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(e)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(f)

The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.86% of net assets as of July 31, 2018.

(g)	Security is in default.
(h)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 2(a) of the accompanying Notes to Statements of Investments.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/31/2018	Barclays Bank plc	GBP	57,000	USD	75,749	$74,903	$(846)
08/31/2018	Citibank N.A.	GBP	1,119,000	USD	1,494,889	1,470,463	(24,426)
08/31/2018	HSBC Bank USA	GBP	48,000	USD	63,086	63,076	(10)
08/31/2018	JPMorgan Chase Bank N.A.	GBP	3,467,000	USD	4,662,196	4,555,940	(106,256)
08/31/2018	Royal Bank of Canada	GBP	100,000	USD	133,581	131,409	(2,172)
08/31/2018	UBS AG	GBP	1,317,000	USD	1,726,046	1,730,653	4,607
Euro/United States Dollar
08/14/2018	Barclays Bank plc	EUR	555,000	USD	645,742	649,550	3,808
08/14/2018	Citibank N.A.	EUR	155,000	USD	180,914	181,406	492
08/14/2018	Royal Bank of Canada	EUR	600,000	USD	703,570	702,216	(1,354)
08/14/2018	UBS AG	EUR	1,049,000	USD	1,247,314	1,227,708	(19,606)

						$10,787,324	$(145,763)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/31/2018	Royal Bank of Canada	USD	31,428,118	GBP	23,531,000	$30,921,782	$506,336
United States Dollar/Euro
08/14/2018	Citibank N.A.	USD	590,074	EUR	500,000	585,180	4,894
08/14/2018	Goldman Sachs & Co.	USD	123,631	EUR	105,500	123,473	158
08/14/2018	HSBC Bank USA	USD	39,754,387	EUR	33,187,000	38,840,752	913,635
08/14/2018	JPMorgan Chase Bank N.A.	USD	577,348	EUR	492,500	576,403	945
08/14/2018	UBS AG	USD	1,048,971	EUR	896,000	1,048,643	328
08/14/2018	Westpac Banking Corp.	USD	1,364,833	EUR	1,164,000	1,362,300	2,533

						$73,458,533	$1,428,829

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2018 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

NQ Filing 2018

Notes to Statements of Investments (continued)

July 31, 2018 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended July 31, 2018, Select International Equity Fund and Select International Equity Fund II had transfers between Level 1 and Level 2 because there was a valuation factor applied at July 31, 2018 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at July 31, 2018. During the period ended July 31, 2018, Global

NQ Filing 2018

Notes to Statements of Investments (continued)

July 31, 2018 (unaudited)

High Income Fund and Total Return Bond Fund had no transfers between levels. For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Select International Equity Fund	$8,890,896	$—	$—
Aberdeen Select International Equity Fund II	$3,698,419	$—	$—

The following is a summary of the inputs used as of July 31, 2018 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Select International Equity Fund
Investments in Securities
Common Stocks	24,570,820	145,997,717	—	170,568,537
Preferred Stocks	4,354,159	11,279,143	—	15,633,302
Short-Term Investment	1,420,971	—	—	1,420,971

	30,345,950	157,276,860	—	187,622,810

Investments, at Value	Level 1	Level 2	Level 3	Total
Select International Equity Fund II
Investments in Securities
Common Stocks	10,323,774	61,279,279	—	71,603,053
Preferred Stocks	1,809,653	4,683,095	—	6,492,748
Short-Term Investment	539,943	—	—	539,943

	12,673,370	65,962,374	—	78,635,744

Investments, at Value	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	25,313,405	—	25,313,405
Commercial Mortgage-Backed Securities	—	24,573,200	—	24,573,200
Non-Agency Mortgage-Backed Securities	—	21,674,592	—	21,674,592
Corporate Bonds	—	93,222,255	—	93,222,255
Municipal Bonds	—	9,415,778	—	9,415,778
Government Bonds	—	21,477,442	—	21,477,442
U.S. Agencies	—	30,780,486	—	30,780,486
U.S. Treasuries	—	20,785,753	—	20,785,753
Agency Mortgage-Backed Securities	—	26,259,707	—	26,259,707
Short-Term Investment	3,658,031	—	—	3,658,031
Other Financial Instruments
Assets
Futures Contracts	118,423	—	—	118,423
Forward Foreign Currency Exchange Contracts	—	1,869,791	—	1,869,791
Liabilities
Futures Contracts	(11,539)	—	—	(11,539)
Forward Foreign Currency Exchange Contracts	—	(1,654,473)	—	(1,654,473)

	3,764,915	273,717,936	—	277,482,851

NQ Filing 2018

Notes to Statements of Investments (concluded)

July 31, 2018 (unaudited)

Investments, at Value	Level 1	Level 2	Level 3	Total
Global High Income Fund
Investments in Securities
Corporate Bonds	—	225,125,074	—	225,125,074
Bank Loans	—	7,927,302	—	7,927,302
Common Stocks	—	—	347,230	347,230
Short-Term Investment	2,788,697	—	—	2,788,697
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	1,437,736	—	1,441,463
Liabilities
Forward Foreign Currency Exchange Contracts	—	(154,670)	—	(158,397)

	2,788,697	234,335,442	347,230	237,471,369

Amounts listed as “–” are $0 or round to $0.

Insert Level 3 Rollforward

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Bank Loans

As of July 31, 2018, none of the Funds held unfunded commitments or bridge loans.

NQ Filing 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 28, 2018